Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale:
Amortized cost	$ 89,627	$ 80,678
Gross unrealized gains	143	425
Gross unrealized loss	1,739	4,286
Available-for-sale	88,031	76,817
Amortized cost, before Portfolio level basis adjustment	89,719
Gross unrealized losses, before portfolio level basis adjustments	1,831
Portfolio level basis adjustment, excluded from amortized cost	(92)
Portfolio level basis adjustments, gross unrealized losses	(92)
Held-to-maturity:
Amortized cost	48,596	49,578
Gross unrealized gains	15	6
Gross unrealized losses	4,591	4,873
Fair value	44,020	44,711
Amortized cost, Total	138,223	130,256
Gross unrealized, Gain, Total	158	431
Gross unrealized, Losses, Total	6,330	9,159
Fair value, Total	132,051	121,528
Available-for-sale securities, allowance for credit loss	0	1
Debt securities, held-to-maturity, allowance for credit loss (less than)	1	1
Non-U.S. government
Available-for-sale:
Amortized cost	25,042	18,998
Gross unrealized gains	61	68
Gross unrealized loss	356	684
Available-for-sale	24,747	18,382
Held-to-maturity:
Amortized cost	4,479	2,137
Gross unrealized gains	8	3
Gross unrealized losses	36	67
Fair value	4,451	2,073
Agency residential mortgage-backed securities (“RMBS”)
Available-for-sale:
Amortized cost	20,459	13,457
Gross unrealized gains	16	119
Gross unrealized loss	575	465
Available-for-sale	19,900	13,111
Held-to-maturity:
Amortized cost	25,824	29,740
Gross unrealized gains	4	1
Gross unrealized losses	3,545	3,493
Fair value	22,283	26,248
U.S. Treasury
Available-for-sale:
Amortized cost	16,575	18,193
Gross unrealized gains	9	63
Gross unrealized loss	181	1,652
Available-for-sale	16,403	16,604
Held-to-maturity:
Amortized cost	8,833	9,123
Gross unrealized gains	0	0
Gross unrealized losses	443	612
Fair value	8,390	8,511
Agency commercial mortgage-backed securities (“MBS”)
Available-for-sale:
Amortized cost	7,467	8,191
Gross unrealized gains	5	69
Gross unrealized loss	247	531
Available-for-sale	7,225	7,729
Held-to-maturity:
Amortized cost	3,395	3,411
Gross unrealized gains	0	1
Gross unrealized losses	243	296
Fair value	3,152	3,116
Foreign covered bonds
Available-for-sale:
Amortized cost	7,129	6,489
Gross unrealized gains	33	25
Gross unrealized loss	94	180
Available-for-sale	7,068	6,334
Held-to-maturity:
Amortized cost	555
Gross unrealized gains	1
Gross unrealized losses	1
Fair value	555
Collateralized loan obligations (“CLOs”)
Available-for-sale:
Amortized cost	5,809	6,142
Gross unrealized gains	10	5
Gross unrealized loss	0	10
Available-for-sale	5,819	6,137
Held-to-maturity:
Amortized cost	1,816	983
Gross unrealized gains	2	0
Gross unrealized losses	0	1
Fair value	1,818	982
Non-agency commercial MBS
Available-for-sale:
Amortized cost	2,641	3,245
Gross unrealized gains	2	1
Gross unrealized loss	156	311
Available-for-sale	2,487	2,935
U.S. government agencies
Available-for-sale:
Amortized cost	2,304	3,053
Gross unrealized gains	4	42
Gross unrealized loss	19	194
Available-for-sale	2,289	2,901
Held-to-maturity:
Amortized cost	3,669	4,146
Gross unrealized gains	0	0
Gross unrealized losses	322	401
Fair value	3,347	3,745
Non-agency RMBS
Available-for-sale:
Amortized cost	1,639	1,883
Gross unrealized gains	2	32
Gross unrealized loss	163	175
Available-for-sale	1,478	1,740
Held-to-maturity:
Amortized cost	14	26
Gross unrealized gains	0	1
Gross unrealized losses	0	1
Fair value	14	26
Other ABS
Available-for-sale:
Amortized cost	654	1,026
Gross unrealized gains	1	1
Gross unrealized loss	40	84
Available-for-sale	615	943
Other debt securities
Available-for-sale:
Amortized cost		1
Gross unrealized gains		0
Gross unrealized loss		0
Available-for-sale		1
Held-to-maturity:
Amortized cost	11	12
Gross unrealized gains	0	0
Gross unrealized losses	1	2
Fair value	$ 10	$ 10